Taxes (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ (6,597)	$ (548)
Deferred tax assets	1,005	922
Deferred tax liabilities	$ (7,602)	(1,470)
Depreciation Amortization And Write Offs Of Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Total	$ (6,730)	(6,286)
Amortization Impairment Reversals Write Offs Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Total	$ 3,958	3,462
Depreciation Amortization And Write Offs Of Assets One [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Right-of-use assets
Total	$ (12,567)	(8,518)
Depreciation Amortization And Write Offs Of Assets Two [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Total	$ (18,593)	(16,043)
Payments Receipts Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Total	$ (1,085)	2,636
Appropriation Of The Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Leasings
Total	$ 13,536	10,829
Payments And Use Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for decommissioning costs
Total	$ 10,321	9,118
Payments And Use Of Provisions One [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Total	$ 928	818
Taxable Income Compensation [Member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Total	$ 995	976
Sales Writedowns And Losses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Total	$ 491	424
Payments And Use Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Total	$ 1,354	1,191
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Total	$ 795	$ 845